Trade, other receivables and tax receivables - exposure to credit risk and ECLs for receivables from financing (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Receivables from financing activities	€ 3,614	€ 3,140
Receivables From Financing Activities
Disclosure of credit risk exposure [line items]
Receivables from financing, gross	2,668
Allowance account for credit losses of financial assets	(27)
Receivables from financing activities	2,641
Receivables From Financing Activities | Stage 1
Disclosure of credit risk exposure [line items]
Receivables from financing, gross	2,465
Allowance account for credit losses of financial assets	(13)
Receivables from financing activities	2,452
Receivables From Financing Activities | Stage 2
Disclosure of credit risk exposure [line items]
Receivables from financing, gross	168
Allowance account for credit losses of financial assets	(2)
Receivables from financing activities	166
Receivables From Financing Activities | Stage 3
Disclosure of credit risk exposure [line items]
Receivables from financing, gross	35
Allowance account for credit losses of financial assets	(12)
Receivables from financing activities	€ 23